Shareholder Report, Line Graph (Details) DFHM_U.S. Sustainability Targeted Value Portfolio_Institutional_TSR Annual {Institutional} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jul. 07, 2020	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name							U.S. Sustainability Targeted Value Portfolio – Institutional
Accumulated Value	$ 22,085	$ 16,791	$ 17,470	$ 18,425	$ 11,319	$ 10,000	$ 23,625
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 3000® Index
Accumulated Value	18,915	13,721	12,660	15,165	10,538	10,000	$ 22,851
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							Russell 2000® Value Index
Accumulated Value	$ 19,161	$ 14,542	$ 16,145	$ 18,085	$ 11,007	$ 10,000	$ 21,054